Derivative Instruments (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total Net Unrealized Appreciation (Depreciation)	$ (950,202)	$ 20,058,233
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (300,849)	$ 114,388
Percent of Total	31.66%	0.57%
Brazilian real [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 7,622	$ 15,123
Percent of Total	0.80%	0.08%
British Pound [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (1,307,664)	$ 575,236
Percent of Total	137.61%	2.87%
Canadian Dollar [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 550,650	$ 266,411
Percent of Total	57.95%	1.33%
Euro [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (415,465)	$ 353,192
Percent of Total	43.72%	1.76%
Hong Kong Dollar [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (27,229)	$ 1,924,362
Percent of Total	2.87%	9.59%
Japanese Yen [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (482,839)	$ (11,111)
Percent of Total	50.81%	0.06%
Korean Won [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 44,465	$ (0)
Percent of Total	4.68%	(0.00%)
Malaysian Ringgit [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 25,794	$ (3,157)
Percent of Total	2.71%	0.02%
Norwegian Krone [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 102,488	$ 172,312
Percent of Total	10.79%	0.86%
Polish Zloty [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 140,693	$ 35,226
Percent of Total	14.81%	0.18%
Singapore Dollar [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 26,670	$ 14,315
Percent of Total	2.81%	0.07%
South African Rand [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (176,140)	$ (3,522)
Percent of Total	18.54%	0.02%
Swedish Krona [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 541,628	$ (228,598)
Percent of Total	57.00%	1.14%
Taiwan dollar [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (0)	$ 23,145
Percent of Total	(0.00%)	0.12%
Thai Baht [Member]
Total Net Unrealized Appreciation (Depreciation)	$ (2,765)	$ (5,437)
Percent of Total	0.29%	0.03%
U.S. Dollar [Member]
Total Net Unrealized Appreciation (Depreciation)	$ 322,739	$ 16,816,348
Percent of Total	33.95%	83.84%